Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Years ended March 31,
	2018	2019	2020
Dividend yield	0.65%-0.66%	0.62%-0.65%	0.61%-0.85%
Expected volatility	19.94%-21.65%	14.53%-18.68%	15.30%-20.13%
Risk-free interest rate	6.73%-7.20%	7.23%-8.31%	5.81%-6.70%
Expected term (in years)	4.66-6.06	2.78-5.16	2.82-5.42

Schedule of Share-based Compensation, Stock Options, Activity
Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Number of options available to be granted year ending March 31,
	2018	2019	2020
Options available to be granted, beginning of period	267,347,300	235,683,200	202,413,370
Equity shares allocated for grant under the plan	—	—	—
Options granted	(33,764,100)	(39,790,000)	(47,773,600)
Forfeited/lapsed	2,100,000	6,520,170	4,847,580

Options available to be granted, end of period	235,683,200	202,413,370	159,487,350

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2018			2019			2020
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	184,312,600	Rs.	452.48	150,887,600	Rs.	525.11	136,612,822	Rs.	682.99
Granted	33,764,100		716.61	39,790,000		1,030.24	47,773,600		1,220.13
Exercised	(65,089,100)		418.80	(47,544,608)		462.89	(36,673,240)		504.10
Forfeited	(1,973,600)		527.80	(6,410,770)		759.21	(4,813,580)		965.64
Lapsed	(126,400)		481.72	(109,400)		418.55	(34,000)		568.10

Options outstanding, end of period	150,887,600	Rs.	525.11	136,612,822	Rs.	682.99	142,865,602	Rs.	899.03

Options exercisable, end of period	93,620,500	Rs.	450.72	80,609,722	Rs.	508.89	64,464,392	Rs.	638.18
Weighted average fair value of options granted during the year		Rs.	232.09		Rs.	262.79		Rs.	305.78

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following summarizes information about stock options outstanding as of March 31, 2020:

		As of March 31, 2020
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.340.00 to Rs.417.75 (or US$ 4.51 to US$ 5.54)	485,100	0.34	344.05
Plan D	Rs.340.00 (or US$ 5.51)	345,900	0.30	340.00
Plan E	Rs.340.00 (or US$ 5.51)	1,705,500	0.30	340.00
Plan F	Rs.417.75 to Rs. 731.08 (or US$ 5.54 to US$ 9.70)	58,568,822	2.02	587.08
Plan G	Rs.882.85 to Rs. 1,229.00 (or US$ 11.71 to US$ 16.30)	81,760,280	3.45	1,139.82